Inventories (Tables)	9 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Schedule of Components of Inventory	Inventories at September 30, 2022 and December 31, 2021 consisted of the following:

	September 30, 2022	December 31, 2021
Raw materials and supplies	$229	$185
Work in process	52	51
Finished goods	315	242
Total	$596	$478